Note 3 - Acquisitions	12 Months Ended
Jan. 31, 2021
Notes to Financial Statements
Business Combination Disclosure [Text Block]
Note
3
– Acquisitions

Fiscal
2021
Acquisitions
On
February 21, 2020,
Descartes acquired all of the shares of Peoplevox Limited (“Peoplevox”), a UK-based provider of cloud-based ecommerce warehouse management solutions. The purchase price for the acquisition was approximately
$24.1
million, net of cash acquired, which was funded from a combination of cash on hand and drawing on Descartes' existing credit facility. The gross contractual amount of trade receivables acquired was
$0.4
million with a fair value of
$0.4
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The purchase price was finalized in the three
month period ended
January 31, 2021
with
no
adjustments.

On
June 10, 2020
Descartes acquired all of the shares of Cracking Logistics Limited (“Kontainers”), a UK-based provider of client-facing digital freight execution platforms. The purchase price for the acquisition was approximately
$5.2
million, net of cash acquired, which was funded from cash on hand. Additional contingent consideration of up to
$6.0
million in cash is payable if certain revenue performance targets are met by Kontainers in the two
years following the acquisition. The fair value of the contingent consideration was valued at
$1.4
million at the acquisition date. The gross contractual amount of trade receivables acquired was
$0.2
million with a fair value of
$0.2
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before
June 10, 2021.

On
November 6, 2020,
Descartes acquired all of the shares of ShipTrack Inc. (“ShipTrack”), a provider of cloud-based mobile resource management and shipment tracking solutions. The purchase price for the acquisition was approximately
$19.0
million, net of cash acquired, which was funded from cash on hand. Additional contingent consideration of up to CAD
25.0
million in cash is payable if certain revenue performance targets are met by ShipTrack in the two
years following the acquisition. The fair value of the contingent consideration was valued at
$2.8
million at the acquisition date. The gross contractual amount of trade receivables acquired was
$1.7
million with a fair value of
$1.7
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances, deferred revenue as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before
November 6, 2021.

For the businesses acquired during fiscal
2021,
we incurred acquisition-related costs of
$0.8
million for the year ended
January 31, 2021.
The acquisition-related costs were primarily for advisory services and are included in other charges in our consolidated statements of operations. For the year ended
January 31, 2021,
we have recognized
aggregate revenues of
$9.4
million, and net income (excluding any interest costs on financing the a cquisition) of nominal from Peoplevox, Kontainers and ShipTrack since the date of acquisition in our consolidated statements of operations.

The final purchase price allocation for Peoplevox and the preliminary purchase price allocations for Kontainers and ShipTrack, which have not
been finalized, are as follows:

	Peoplevox	Kontainers	ShipTrack	Total
Purchase price consideration:
Cash, less cash acquired related to Peoplevox ($1,634), Kontainers (overdraft of $13) and ShipTrack ($529)	24,137	5,237	19,029	48,403
Consideration payable	-	100	-	100
Contingent consideration	-	1,414	2,825	4,239
Net working capital adjustments (receivable) / payable	(42)	(218)	82	(178)
	24,095	6,533	21,936	52,564
Allocated to:
Current assets, excluding cash acquired	485	253	1,846	2,584
Right-of-use assets	-	-	151	151
Current liabilities	(776)	(989)	(668)	(2,433)
Deferred revenue	(748)	(102)	(204)	(1,054)
Lease obligations	-	-	(151)	(151)
Deferred income tax liability	(1,615)	-	(4,012)	(5,627)
Debt	-	-	(728)	(728)
Net tangible assets (liabilities) assumed	(2,654)	(838)	(3,766)	(7,258)

Finite life intangible assets acquired:
Customer agreements and relationships	3,631	800	3,905	8,336
Existing technology	7,651	3,000	11,102	21,753
Trade names	-	30	77	107
Non-compete covenants	285	80	291	656
Goodwill	15,182	3,461	10,327	28,970
	24,095	6,533	21,936	52,564

The above transactions were accounted for using the acquisition method in accordance with ASC Topic
805,
“Business Combinations”. The purchase price allocations in the table above represents our estimates of the allocation of the purchase price and the fair value of net assets acquired. The preliminary purchase price allocations may
differ from the final purchase price allocations, and these differences may
be material. Revisions to the allocation will occur as additional information about the fair value of assets and liabilities becomes available. The final purchase price allocation will be completed within one
year from the acquisition date.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Peoplevox	Kontainers	ShipTrack
Customer agreements and relationships (years)	10	12	13
Existing technology (years)	6	5	6
Trade names (years)	N/A	3	3
Non-compete covenants (years)	5	5	5

The goodwill on the Peoplevox, Kontainers and ShipTrack acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the Peoplevox, Kontainers and ShipTrack acquisitions are not
deductible for tax purposes.

Fiscal
2020
Acquisitions
On
February 12, 2019,
Descartes acquired substantially all of the assets of the businesses run by the Management Systems Resources Inc. group of companies (collectively, “Visual Compliance”), a provider of software solutions and services to automate customs, trade and fiscal compliance processes including denied and restricted party screening processes and export licensing. The purchase price for the acquisition was approximately
$248.9
million, net of cash acquired, which was funded from a combination of drawing on Descartes' existing credit facility and issuing to the sellers
0.3
million Descartes common shares from treasury. The gross contractual amount of trade receivables acquired was
$6.4
million with a fair value of
$5.2
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was
$1.2
million. The purchase price was finalized in the
three
month period ended
January 31, 2020
with
no
adjustments.

On
May 10, 2019,
Descartes acquired all the shares of Core Transport Technologies NZ Limited (“CORE”), an electronic transportation network that provides global air carriers and ground handlers with shipment scanning and tracking solutions. The purchase price for the acquisition was approximately
$21.8
million, net of cash acquired, which was funded from drawing on Descartes' existing credit facility. Additional contingent consideration of up to
$9.0
million in cash is payable if certain revenue performance targets are met by CORE in the two
years following the acquisition. The fair value of the contingent consideration was valued at
$1.5
million at the acquisition date. The gross contractual amount of trade receivables acquired was
$0.4
million with a fair value of
$0.4
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The purchase price was finalized in the three
month period ended
April 30, 2020
with
no
adjustments.

On
June 27, 2019,
Descartes acquired all the shares of Tegmento AG and Contentis AG (collectively, “STEPcom”), a business-to-business supply chain integration network based in Switzerland. The purchase price for the acquisition was approximately
$18.6
million, net of cash acquired, which was funded from drawing on Descartes' existing credit facility. The gross contractual amount of trade receivables acquired was
$0.9
million with a fair value of
$0.8
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was
$0.1
million. The purchase price was finalized in the
three
month period ended
July 31, 2020
with
no
adjustments.

On
August 20, 2019,
Descartes acquired BestTransport.com, Inc. (“BestTransport”), a cloud-based transportation management system provider focused on flatbed-intensive manufacturers and distributors. The purchase price for the acquisition was approximately
$11.7
million, net of cash acquired, which was funded from drawing on Descartes' existing credit facility. The gross contractual amount of trade receivables acquired was
$0.6
million with a fair value of
$0.6
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The purchase price was finalized in the three
month period ended
July 31, 2020
with
no
adjustments.

The final purchase price allocations for businesses we acquired during
2020
are as follows:

	Visual Compliance	CORE	STEP-com	Best-Transport	Total
Purchase price consideration:
Cash, less cash acquired related to Visual Compliance ($170), CORE ($213), STEPcom ($2,700) and BestTransport ($507)	239,863	21,833	18,639	11,718	292,053
Common shares issued	9,045	-	-	-	9,045
Contingent consideration	-	1,450	-	-	1,450
Net working capital adjustments payable / (receivable)	1,147	62	250	-	1,459
	250,055	23,345	18,889	11,718	304,007
Allocated to:
Current assets, excluding cash acquired	6,403	689	1,470	815	9,377
Property and equipment	30	2,048	257	35	2,370
Deferred income tax asset	30,924	-	-	-	30,924
Right-of-use assets	1,188	68	232	194	1,682
Current liabilities	(840)	(352)	(874)	(284)	(2,350)
Deferred revenue	(10,267)	(278)	(813)	(9)	(11,367)
Lease obligations	(1,188)	(68)	(232)	(194)	(1,682)
Deferred income tax liability	(282)	(3,332)	(2,316)	(1,352)	(7,282)
Net tangible assets (liabilities) assumed	25,968	(1,225)	(2,276)	(795)	21,672

Finite life intangible assets acquired:
Customer agreements and relationships	32,186	4,600	10,839	3,000	50,625
Existing technology	69,422	6,800	-	3,800	80,022
Trade names	528	200	102	50	880
Non-compete covenants	3,166	300	205	150	3,821
Goodwill	118,785	12,670	10,019	5,513	146,987
	250,055	23,345	18,889	11,718	304,007

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Visual Compliance	CORE	STEPcom	Best Transport
Customer agreements and relationships (years)	14	13	9	12
Existing technology (years)	7	6	N/A	6
Trade names (years)	5	8	3	3
Non-compete covenants (years)	5	5	3	2

The goodwill on the Visual Compliance, CORE, STEPcom and BestTransport acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the CORE, STEPcom and BestTransport acquisitions is not
deductible for tax purposes. The goodwill from the Visual Compliance acquisition is deductible for tax purposes.

Fiscal
2019
Acquisitions
On
February 2, 2018,
Descartes acquired Aljex Software, Inc. (“Aljex”), a cloud-based provider of back-office transportation management solutions for freight brokers and transportation providers. US-based Aljex helps customers automate business processes and create electronic documents critical for executing transportation moves through the lifecycle of a shipment. The purchase price for the acquisition was approximately
$32.4
million, net of cash acquired, which was funded from drawing on Descartes' existing credit facility. The gross contractual amount of trade receivables acquired was
$0.2
million with a fair value of
$0.2
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The purchase price was finalized in the three
month period ended
January 31, 2019
with
no
adjustments.

On
June 22, 2018,
Descartes acquired certain assets of Velocity Mail, LLC (“Velocity Mail”), an electronic transportation network that provides global air carriers with mail and parcel shipment scanning and tracking solutions. Using US-based Velocity Mail's network, global air carriers leverage mobile devices to accurately track shipments and deliveries in real-time. The purchase price for the acquisition was approximately
$26.1
million, net of cash acquired, which was funded from drawing on Descartes' existing credit facility. The gross contractual amount of trade receivables acquired was
$1.0
million with a fair value of
$1.0
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The purchase price was finalized in the three
month period ended
July 31, 2019
with
no
adjustments.

On
August 21, 2018,
Descartes acquired PinPoint GPS Solutions Inc. (“PinPoint”), a provider of fleet tracking and mobile workforce solutions. Canada-based PinPoint helps customers collect real-time location information on trucks and mobile workers using technology, including Geotab (telematics) and SkyBitz (trailer tracking). The purchase price for the acquisition was approximately
$11.0
million
(CAD
$14.4
million)
, net of cash acquired, which was funded from a combination of drawing on Descartes' existing credit facility and issuing to the sellers less than
0.1
million Descartes common shares from treasury.
Additional contingent consideration of up to
$2.3
million (CAD
$3.0
million) in cash is payable if certain revenue performance targets are met by PinPoint in the two
years following the acquisition. The fair value of the contingent consideration was valued at
$0.7
million at the acquisition date. The gross contractual amount of trade receivables acquired was
$0.5
million with a fair value of
$0.5
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The purchase price was finalized in the three
month period ended
July 31, 2019
with
no
adjustments.

The final purchase price allocations for businesses we acquired during
2019
are as follows:
	Aljex	Velocity Mail	PinPoint	Total
Purchase price consideration:
Cash, less cash acquired related to Aljex ($193), Velocity Mail (nil) and PinPoint ($769)	32,382	26,107	9,443	67,932
Common shares issued	-	-	1,536	1,536
Contingent consideration	-	-	714	714
Net working capital adjustments (receivable) / payable	(152)	(102)	36	(218)
	32,230	26,005	11,729	69,964
Allocated to:
Current assets, excluding cash acquired	607	1,407	599	2,613
Other long-term assets	-	501	-	501
Current liabilities	(266)	(81)	(559)	(906)
Deferred revenue	(1,024)	(70)	(574)	(1,668)
Deferred income tax liability	(4,200)	-	(2,077)	(6,277)
Net tangible (liabilities) assets assumed	(4,883)	1,757	(2,611)	(5,737)

Finite life intangible assets acquired:
Customer agreements and relationships	5,300	7,800	7,758	20,858
Existing technology	12,400	7,600	-	20,000
Tradenames	280	100	207	587
Non-compete covenants	230	300	69	599
Goodwill	18,903	8,448	6,306	33,657
	32,230	26,005	11,729	69,964

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Aljex	Velocity Mail	PinPoint
Customer agreements and relationships (years)	13	12	9
Existing technology (years)	5	5	N/A
Trade names (years)	8	4	8
Non-compete covenants (years)	5	5	5

The goodwill on the Aljex, Velocity Mail and PinPoint acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the Aljex and PinPoint acquisitions is not
deductible for tax purposes. The goodwill from the Velocity Mail acquisition is deductible for tax purposes.

Pro Forma Results of Operations (Unaudited)
The financial information in the table below summarizes selected results of operations on a pro forma basis as if we had acquired ShipTrack, Kontainers, Peoplevox, BestTransport, STEPcom, CORE, Visual Compliance, PinPoint, Velocity Mail and Aljex as of
February 1, 2018.

This pro forma information is for information purposes only and does not
purport to represent what our actual results of operations for the periods presented would have been had the acquisitions of ShipTrack, Kontainers, Peoplevox, BestTransport, STEPcom, CORE, Visual Compliance, PinPoint, Velocity Mail and Aljex occurred at
February 1, 2018,
or to project our results of operations for any future period.

Year Ended	January 31,	January 31,	January 31,
	2021	2020	2019
Revenues	354,461	341,376	328,824
Net income	51,302	33,727	25,370
Earnings per share
Basic	0.61	0.41	0.33
Diluted	0.60	0.41	0.33